Performance Management	Feb. 27, 2026
SRH U.S. Quality GARP ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at SRHfunds.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.524.9155.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	12.58%	Q3/2024
Lowest Return	-4.13%	Q1/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.58%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.13%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (October 4, 2022)
Returns before taxes	7.25%	15.29%
Returns after taxes on distributions	7.04%	14.99%
Returns after taxes on distributions and sale of Fund shares	4.42%	11.95%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	21.77%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	SRHfunds.com
Performance Availability Phone [Text]	1.877.524.9155
SRH REIT Covered Call ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at SRHfunds.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.524.9155.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	12.87%	Q3/2024
Lowest Return	-6.22%	Q4/2024

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	12.87%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (November 1, 2023)
Returns before taxes	-0.96%	9.59%
Returns after taxes on distributions	-3.67%	6.91%
Returns after taxes on distributions and sale of Fund shares	-0.56%	6.34%

S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	21.77%

Morningstar US Real Estate Sector Index (reflects no deduction for fees, expenses or taxes)	4.14%	13.91%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	SRHfunds.com
Performance Availability Phone [Text]	1.877.524.9155
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.774.TRUE (8783).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	2.68%	Q3/2025
Lowest Return	-0.73%	Q4/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	2.68%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(0.73%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (June 28, 2024)
Returns before taxes	4.53%	3.46%
Returns after taxes on distributions	1.03%	0.67%
Returns after taxes on distributions and sale of Fund shares	2.69%	1.48%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	17.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.True-Shares.com
Performance Availability Phone [Text]	1.877.774.TRUE (8783)
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.774.TRUE (8783).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	0.16%	Q1/2025
Lowest Return	-0.23%	Q4/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	0.16%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(0.23%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (June 28, 2024)
Returns before taxes	-0.27%	-0.11%
Returns after taxes on distributions	-1.56%	-1.33%
Returns after taxes on distributions and sale of Fund shares	-0.16%	-0.59%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	17.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.True-Shares.com
Performance Availability Phone [Text]	1.877.774.TRUE (8783)
TrueShares Seasonality Laddered Buffered ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Past Does Not Indicate Future [Text]	Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.True-Shares.com
Polen International Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance (before and after taxes) may not indicate future results.

Updated performance information is available on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) or at no charge by calling the Fund’s Distributor at 1.877.774.TRUE (8783).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The table shows the Fund’s average annual total return over time compared to one or more broad measures of market performance.
Bar Chart [Heading]	Annual Total Returns (For the Calendar Year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Return	Quarter/Year
Highest Return	11.62%	Q1/2025
Lowest Return	3.53%	Q4/2025

Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	3.53%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	Since Inception (December 26, 2024)
Returns before taxes	32.55%	30.12%
Returns after taxes on distributions	30.85%	28.48%
Returns after taxes on distributions and sale of Fund shares	19.17%	22.18%

S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.86%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through tax- deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.True-Shares.com
Performance Availability Phone [Text]	1.877.774.TRUE (8783)
TrueShares ConVequity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance. Past performance may not indicate future results.

Performance Past Does Not Indicate Future [Text]	Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.True-Shares.com (the website does not form a part of this prospectus) and will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet completed operations for a full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	www.True-Shares.com
Clough Hedged Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the Clough Hedged Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on January 17, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The following performance information indicates some of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied over time. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the primary index, the Bloomberg World All-Cap Equal Weight TR Index. The table also shows how the Fund’s performance compares to the Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index, an additional comparative index that represents the asset classes in which the Fund invests. Previously, from the Predecessor Fund’s inception to August 28, 2023, the Predecessor Fund was advised by Changebridge Capital, LLC. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.cloughcapital.com/cbls.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index, an additional comparative index that represents the asset classes in which the Fund invests.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 14.01% (for the quarter ended March 31, 2021) and the worst performance was -14.07% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	14.01%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(14.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Five Years	Since Inception 11/12/20
Return Before Taxes	6.08%	3.83%	6.82%
Return After Taxes on Distributions	5.82%	3.72%	6.71%
Return After Taxes on Distributions and Sale of Fund Shares	3.73%	2.95%	5.34%
Bloomberg World All-Cap Equal Weight TR Index[1] (reflects no deductions for fees, expenses, or taxes)	21.47%	6.18%	8.38%
Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index[1] (reflects no deductions for fees, expenses, or taxes)	12.44%	4.76%	5.83%

[1]	The Bloomberg World All-Cap Equal Weight TR Index is an equal weighted equity benchmark that covers 99% market cap of the measured market. The Bloomberg World All-Cap Equal Weight/UST 0-1 Yr 50/50 Index consists of 50% Bloomberg US Treasury 0-1 Year Maturity Index and 50% Bloomberg World All-Cap Equal Weight TR Index and serves as the Fund’s secondary benchmark.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.cloughcapital.com/cbls
Clough Select Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the Clough Select Equity ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on January 17, 2025. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The following performance information indicates some of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied over time. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of the primary index, the Bloomberg World All-Cap Equal Weight TR Index. From the Predecessor Fund’s inception to August 28, 2023, the Predecessor Fund was advised by Changebridge Capital, LLC. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.cloughcapital.com/cbse.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund by showing how the Fund (including the Predecessor Fund’s) performance has varied over time.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 22.70% (for the quarter ended June 30, 2025) and the worst performance was -18.94% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	22.70%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(18.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after- tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns (for the Periods Ended December 31, 2025)
	One Year	Five Years	Since Inception (11/12/20)
Return Before Taxes	19.50%	11.21%	14.73%
Return After Taxes on Distributions	19.41%	11.06%	14.59%
Return After Taxes on Distributions and Sale of Fund Shares	11.62%	8.90%	11.86%
Bloomberg World All-Cap Equal Weight TR Index[1] (reflects no deductions for fees, expenses, or taxes)	21.47%	6.18%	8.38%

[1]	The Bloomberg World All-Cap Equal Weight TR Index is an equal weighted equity benchmark that covers 99% market cap of the measured market.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after- tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.cloughcapital.com/cbse